Transactions with Former Parent Company	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Related Party Transactions [Abstract]
Transactions with Former Parent Company
14.	Transactions with Former Parent Company

Prior to the completion of the Separation on June 28, 2013, the Company was part of Covidien and, as such, transactions between Covidien and the Company were considered related party transactions. These intercompany transactions were included in the unaudited condensed combined financial statements for the three and six months ended March 29, 2013, and were considered to be effectively settled for cash at the time the transactions were recorded. The continuing relationship between Covidien and the Company is primarily governed through agreements entered into as part of the Separation, including a separation and distribution agreement, a tax matters agreement and a transition services agreement. These agreements were filed with the SEC as Exhibits 2.1, 10.1 and 10.3, respectively, to the Company’s Current Report on Form 8-K filed on July 1, 2013. For further discussion on these agreements and other historical related party transactions, refer to the Company’s Annual Report on Form 10-K filed with the SEC on December 13, 2013.

Sales and Purchases

During the three months ended March 28, 2014 and March 29, 2013, the Company sold inventory to Covidien in the amount of $11.1 million and $11.8 million, respectively, which is included in net sales in the unaudited condensed consolidated and combined statements of income. During the six months ended March 28, 2014 and March 29, 2013, the Company sold inventory to Covidien in the amount of $23.2 million and $25.9 million, respectively. The Company also purchases inventories from Covidien. The Company recognized cost of sales from these inventory purchases of $9.3 million and $9.1 million during the three months ended March 28, 2014 and March 29, 2013 and $19.3 million and $22.0 million during the six months ended March 28, 2014 and March 29, 2013, respectively.

Allocated Expenses

As discussed in Note 1, the unaudited condensed combined financial statements for the three and six months ended March 29, 2013 included expense allocations for certain functions provided by Covidien, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, employee benefits and incentives, insurance and share-based compensation. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of operating expenses, headcount or other measures. The amounts allocated were $13.6 million and $25.5 million during the three and six months ended March 29, 2013, and were included within selling, general and administrative expenses.

Balance Sheet Impacts

Subsequent to the Separation, the Company and Covidien maintain an ongoing relationship in which each party may provide services to the other party, including the distribution of goods. As a result of these relationships, the unaudited condensed consolidated balance sheets as of March 28, 2014 and September 27, 2013 included $64.5 million and $62.2 million, respectively, of amounts due to the Company from Covidien, within prepaid expenses and other current assets, and $74.3 million and $79.3 million, respectively, of amounts the Company owes Covidien, included within accrued and other liabilities.

16.	Transactions with Former Parent Company

Prior to the completion of the Separation on June 28, 2013, the Company was part of Covidien and, as such, transactions between Covidien and the Company were considered related party transactions. As discussed in Note 1, these intercompany transactions are included in the combined financial statements and were considered to be effectively settled for cash at the time the transaction was recorded. The continuing relationship between Covidien and the Company is primarily governed through agreements entered into as part of the Separation. The Separation and Distribution Agreement, Tax Matters Agreement and a transition services agreement were filed with the SEC as Exhibits 2.1, 10.1 and 10.3, respectively, to the Company’s Current Report on Form 8-K filed on July 1, 2013. The following discusses the related party transactions and those agreements.

Sales and Purchases

During fiscal 2013, 2012 and 2011, the Company sold inventory to Covidien in the amount of $51.2 million, $54.2 million and $52.4 million, respectively, which is included in net sales in the consolidated and combined statements of income. The Company also purchases inventories from Covidien. The Company recognized cost of sales from these inventory purchases of $38.4 million, $34.7 million and $41.1 million during fiscal 2013, 2012 and 2011, respectively.

Allocated Expenses

As discussed in Note 1, the combined financial statements for periods prior to June 28, 2013 include expense allocations for certain functions provided by Covidien, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, employee benefits and incentives, insurance and share-based compensation. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on the basis of operating expenses, headcount or other measures. The amounts allocated were $39.6 million, $49.2 million and $56.3 million for fiscal 2013, 2012 and 2011, respectively, and are included within selling, general and administrative expenses.

Balance Sheet Impacts

Prior to the Separation, intercompany transactions between the Company and Covidien were considered to be effectively settled for cash at the time the transaction was recorded and were presented within parent company investment in the combined balance sheet. However, at the completion of the Separation on June 28, 2013, certain transactions remained unsettled and were reclassified from parent company investment and included within the assets and liabilities of the Company. The condensed consolidated balance sheet immediately following the Separation included $22.3 million of amounts due to the Company from Covidien and $61.9 million of amounts the Company owes Covidien. Subsequent to the Separation, Covidien made an additional cash contribution for the net difference in these amounts, which was recorded through shareholders’ equity. In conjunction with this contribution, each party settled the amounts outstanding immediately following the Separation.

Subsequent to the Separation, the Company and Covidien maintain an ongoing relationship in which each party may provide services to the other party, including the distribution of goods. As a result of these relationships, the consolidated balance sheet as of September 27, 2013 includes $62.2 million of amounts due to the Company from Covidien, within prepaid expenses and other current assets, and $79.3 million of amounts the Company owes Covidien, included within accrued and other liabilities.

In connection with the Separation, the Company recorded separation related adjustments within parent company investment, which represent transfers of certain assets and liabilities with Covidien pursuant to the Separation and Distribution Agreement. The Company has used available information to develop its best estimates for certain assets and liabilities related to the Separation. In limited instances, final determination of the balances will be made in subsequent periods. Any adjustments, if necessary, are not expected to be material and will be recorded through shareholders’ equity in subsequent periods when determined.

Separation and Distribution Agreement

On June 28, 2013, the Company entered into a Separation and Distribution Agreement and other agreements with Covidien to effect the Separation and provide a framework for the Company’s relationships with Covidien after the Separation. These agreements govern the relationship between Mallinckrodt and Covidien subsequent to the Separation and provide for the assignment to Mallinckrodt of certain of Covidien’s assets, liabilities and obligations attributable to periods prior to the Separation.

In general, each party to the Separation and Distribution Agreement assumed liability for all pending, threatened and unasserted legal matters related to its own business or its assumed or retained liabilities and will indemnify the other party for any liability to the extent arising out of, or resulting from, such assumed or retained legal matters.

The Separation and Distribution Agreement provided for the initial cash capitalization of Mallinckrodt in the amount of approximately $168 million at June 28, 2013. The Separation and Distribution Agreement also provided for an adjustment payment to compensate either Mallinckrodt or Covidien, as applicable, to the extent that the aggregate of the Company’s cash, indebtedness and specified working capital accounts as of June 28, 2013 (“the Distribution Date”), as well as the capital expenditures made with respect to the Company’s business during fiscal 2013 through the Distribution Date, deviated from a target. The target was calculated pursuant to a formula set forth in the Separation and Distribution Agreement, which assumed the Distribution Date would be June 28, 2013, that the Pharmaceuticals business was conducted in the ordinary course through that date and that the Company would have approximately $168 million of cash upon completion of the distribution. The Separation and Distribution Agreement also provided that an adjustment payment would only be payable if the amount of the adjustment payment exceeded $20 million (in which case the entire amount would be paid). Upon final calculation, no adjustment payment was required by either the Company or Covidien.

Tax Matters Agreement

In connection with the Separation, Mallinckrodt entered into the Tax Matters Agreement with Covidien that generally will govern Covidien’s and Mallinckrodt’s respective rights, responsibilities and obligations after the Separation with respect to certain taxes, including ordinary course of business taxes and taxes, if any, incurred as a result of any failure of the distribution of Mallinckrodt shares to qualify as a tax-free distribution for U.S. federal income tax purposes within the meaning of Section 355 of the U.S. Internal Revenue Code, or other applicable tax law, or any failure of certain internal transactions undertaken in anticipation of the distribution to qualify for tax-free or tax-favored treatment under the applicable tax law. The Company expects, with certain exceptions, to be responsible for the payment of all taxes attributable to Mallinckrodt or its subsidiaries for taxable periods beginning on or after September 29, 2012. For periods prior to September 29, 2012, the Company is subject to a $200 million liability limitation, net of any benefits, as prescribed by the Tax Matters Agreement. To the extent that the Company’s liability for such taxes, net of any tax benefits, does not exceed $200 million, it may be responsible for additional taxes attributable to periods prior to September 29, 2012, taxes related to the Separation and a percentage of any taxes arising from the Separation failing to qualify for tax-free or tax-favored treatment through no fault of Covidien or the Company. The Tax Matters Agreement also assigns rights and responsibilities for administrative matters, such as the filing of returns, payment of taxes due, retention of records, tax reporting practices and conduct of audits, examinations or similar proceedings. In addition, the Tax Matters Agreement provides for cooperation and information sharing with respect to tax matters.

The Tax Matters Agreement also contains restrictions on the Company’s ability to take actions without Covidien’s consent that could cause the Separation or certain internal transactions undertaken in anticipation of the Separation to fail to qualify as tax-free or tax-favored transactions under applicable tax law. These transactions include, but are not limited to, entering into, approving or allowing any transaction that results in a change in ownership of more than 35% of Mallinckrodt’s shares; any merger, consolidation, scheme of arrangement, liquidation or partial liquidation, or any approval or allowance of such transaction with respect to certain of the Company’s subsidiaries; the cessation or transfer of certain business activities; the sale, issuance or other disposition of any equity interest in certain of the Company’s subsidiaries; a sale or other disposition of a substantial portion of the Company’s assets or a substantial portion of the assets of certain of the Company’s subsidiaries; extraordinary distributions by or to certain of the Company’s subsidiaries; or engaging in certain internal transactions. These restrictions will all apply for the two-year period after the Separation and in some cases will apply for periods as long as five years following the Separation. Any taxes imposed on the other party attributable to certain post-distribution actions taken by or in respect of the responsible party or its shareholders that result in failure of the Separation or internal transactions to qualify as tax-free or tax-favored transactions are the responsibility of the party at fault, regardless of whether the actions occur more than two years after the distribution, or whether Covidien consents to such actions. Any actions of the Company or its shareholders that directly give rise to additional taxes are not subject to the $200 million threshold noted previously.

Transition Services Agreement

Mallinckrodt and Covidien entered into a transition services agreement in connection with the Separation pursuant to which Mallinckrodt and Covidien will provide each other, on an interim and transitional basis, various services including, but not limited to, treasury administration, information technology services, non-exclusive distribution and importation services for our products in certain countries outside the U.S., regulatory, general administrative services and other support services. The agreed-upon charges for such services are generally intended to allow the servicing party to recover all out-of-pocket costs and expenses, and include a predetermined profit margin.